PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

	December 31,
	2016	2015
Cost:

Computer, peripheral equipment and software	$78,521	$71,571
Office furniture and equipment	10,103	8,953
Leasehold improvements	5,607	5,193

	94,231	85,717
Accumulated depreciation:

Computer, peripheral equipment and software	59,696	52,645
Office furniture and equipment	5,382	4,554
Leasehold improvements	2,799	2,315

	67,877	59,514

Property and equipment, net	$26,354	$26,203